Performance Management	Feb. 26, 2026
SP Funds S&P Global Technology ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the Fund’s performance for the calendar year ended December 31, 2025. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.sp-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of December 31, 2025 was 26.67%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.99% for the quarter ended June 30, 2025, and the lowest quarterly return was -10.10% for the quarter ended March 31, 2025.

Year to Date Return, Label [Optional Text]	The Fund’s calendar year-to-date return
Bar Chart, Year to Date Return	26.67%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.99%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.10%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (11/30/2023)
Return Before Taxes	26.67%	31.90%
Return After Taxes on Distributions	26.30%	31.64%
Return After Taxes on Distributions and Sale of Fund Shares	15.91%	25.05%
S&P Global 1200 Shariah Information Technology (Sector) Capped Index (reflects no deduction for fees, expenses, or taxes)	34.70%	32.56%
S&P 500® Total Return Index(1) (reflects no deduction for fees, expenses, or taxes)	17.88%	23.04%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.sp-funds.com
SP Funds S&P World (ex-US) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the Fund’s performance for the calendar year ended December 31, 2025. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.sp-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of December 31, 2025 was 26.66%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.56% for the quarter ended June 30, 2025, and the lowest quarterly return was -6.24% for the quarter ended December 31, 2024.

Year to Date Return, Label [Optional Text]	The Fund’s calendar year-to-date return
Bar Chart, Year to Date Return	26.66%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.56%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.24%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (12/19/2023)
Return Before Taxes	26.66%	17.81%
Return After Taxes on Distributions	26.45%	17.63%
Return After Taxes on Distributions and Sale of Fund Shares	16.24%	13.96%
S&P DM Ex-U.S. & EM 50/50 Shariah Index (reflects no deduction for fees, expenses, or taxes)	25.03%	16.80%
S&P 500® Total Return Index(1) (reflects no deduction for fees, expenses, or taxes)	17.88%	21.06%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.sp-funds.com
SP Funds 2030 Target Date Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual return of the Fund’s Institutional shares for the 1-year and since inception periods. The table illustrates how the Fund’s Investor shares and Institutional shares average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.sp-funds.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of December 31, 2025 was 11.47%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.21% for the quarter ended June 30, 2025, and the lowest quarterly return was -2.19% for the quarter ended March 31, 2025.

Year to Date Return, Label [Optional Text]	The Fund’s calendar year-to-date return
Bar Chart, Year to Date Return	11.47%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.21%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.19%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
Class	1 Year	Since Inception (8/29/24)
Institutional Return Before Taxes	11.47%	8.46%
Institutional Return After Taxes on Distributions	10.63%	7.52%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	6.85%	6.09%
Investor returns before taxes	11.07%	6.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	3.82%
Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)	10.20%	8.16%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses, or taxes)	17.88%	17.81%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.sp-funds.com
SP Funds 2040 Target Date Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual return of the Fund’s Institutional shares for the 1-year and since inception periods. The table illustrates how the Fund’s Investor shares and Institutional shares average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.sp-funds.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of December 31, 2025, was 18.58%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.40% for the quarter ended June 30, 2025, and the lowest quarterly return was -7.08% for the quarter ended March 31, 2025.

Year to Date Return, Label [Optional Text]	The Fund’s calendar year-to-date return
Bar Chart, Year to Date Return	18.58%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.40%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.08%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
Class	1 Year	Since Inception (8/29/24)
Institutional Return Before Taxes	18.58%	15.49%
Institutional Return After Taxes on Distributions	18.43%	15.31%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	11.10%	11.85%
Investor returns before taxes	18.07%	10.33%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	3.82%
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)	14.23%	10.98%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses, or taxes)	17.88%	17.81%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.sp-funds.com
SP Funds 2050 Target Date Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual return of the Fund’s Institutional shares for the 1-year and since inception periods. The table illustrates how the Fund’s Investor shares and Institutional shares average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.sp-funds.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of December 31, 2025 was 17.68%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 13.84% for the quarter ended June 30, 2025, and the lowest quarterly return was -8.14% for the quarter ended March 31, 2025.

Year to Date Return, Label [Optional Text]	The Fund’s calendar year-to-date return
Bar Chart, Year to Date Return	17.68%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.84%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.14%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
Class	1 Year	Since Inception (12/18/24)
Institutional Return Before Taxes	17.68%	16.79%
Institutional Return After Taxes on Distributions	17.55%	116.59%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	10.56%	12.78%
Investor returns before taxes	17.24%	8.65%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	6.90%
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)	17.17%	16.15%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses, or taxes)	17.88%	17.44%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.sp-funds.com